Nature of Operations	12 Months Ended
Mar. 31, 2025
Nature of Operations [Abstract]
Nature of Operations [Text Block]

1. Nature of Operations

HIVE Digital Technologies Ltd. (the "Company") is in the business of providing infrastructure solutions, including the provision of computational capacity to distributed networks, in the blockchain industry.  The Company's operations are focused on operating data centers, the computing power of which is used for high performance computing and the mining of cryptocurrencies.  Digital currencies are subject to risks unique to the asset class and different from traditional assets.  Additionally, the Company may at times hold assets with third party custodians or exchanges that are limited in oversight by regulatory authorities.

The Company was incorporated in the province of British Columbia on June 24, 1987.  The Company is a reporting issuer in each of the Provinces and Territories of Canada and is listed for trading on the TSXV, under the symbol "HIVE.V", as well on the Nasdaq's Capital Markets Exchange under "HIVE", and on the Open Market of the Frankfurt Stock Exchange under "YO0.F". On July 12, 2023, the Company completed a name change from HIVE Blockchain Technologies Ltd. to HIVE Digital Technologies Ltd. The Company's head office is located at Suite 128, 7900 Callaghan Road, San Antonio, Texas, 78229, United States of America and the Company's registered office is located at Suite 2500, 700 West Georgia Street, Vancouver, BC, V7Y 1B3.